AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED JUNE 30, 2016
TO THE
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

EACH DATED FEBRUARY 29, 2016

AS AMENDED MAY 27, 2016

AI NAVELLIER DEFENSIVE ALPHA FUND

(Formerly Rx Dynamic Stock Fund)
(Ticker Symbols: FMGRX, IFCSX, FMGCX)

Effective immediately, the name of the Fund is changed to the American Independence Navellier Defensive Alpha Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE